Income Taxes - Summary of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income tax	$ 9,101	$ 5,700	$ 47,750	$ 14,195	$ 33,681
Effective tax rates	12.50%	19.00%